Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation and accounting policies
Non-current assets	$ 3,463,635	$ 3,415,936
Current assets	985,042	765,514
Total assets	4,448,677	4,181,450
Non-current liabilities	2,059,415	2,059,760
Current liabilities	728,514	603,730
Total liabilities	2,787,929	2,663,490
Equity	1,660,748	1,517,960	$ 803,909	$ 862,369
Revenue	1,962,134	1,843,267	1,400,038
Gross profit	689,771	605,934	485,361
Operating income / (loss)	488,284	447,253	540,637
Financial results	(186,685)	160,475	(345,519)
Income tax	74,963	298,820	(24,241)
Income for the period	257,719	307,912	226,467
Other comprehensive (loss) / income for the year	(77,149)	463,516	(281,750)
Total comprehensive income / (loss) for the year	180,570	771,428	(55,283)
Aeropuertos Argentina 2000 S.A.
Basis of presentation and accounting policies
Non-current assets	1,848,888	1,993,898
Current assets	245,608	240,235
Total assets	2,094,496	2,234,133
Non-current liabilities	764,602	845,739
Current liabilities	274,487	250,925
Total liabilities	1,039,089	1,096,664
Equity	1,055,407	1,137,469
Revenue	1,059,926	1,038,928	635,563
Gross profit	350,903	308,766	218,246
Operating income / (loss)	253,346	226,879	170,714
Financial results	(72,049)	286,863	(211,898)
Income tax	(37,015)	(230,512)	52,912
Income for the period	144,282	283,230	11,728
Other comprehensive (loss) / income for the year	(76,157)	387,669	(250,002)
Total comprehensive income / (loss) for the year	68,125	670,899	(238,274)
Dividends paid	(119,415)	(38,084)
Increase / (decrease) in cash
Provided by operating activities	247,631	153,386	192,164
Used in investing activities	(29,643)	(7,152)	(64,305)
Used in financing activities	$ (248,522)	$ (117,602)	$ (74,050)